BANK LOANS (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Bank loans Carrying Amount	$ 25,315	$ 31,686
Bank loans current	25,315	31,686
Bank loans non current	$ 0	$ 0
Bills Payables To Banks[Member]
Interest rate	2.60%	2.60%
Bank loans Carrying Amount	$ 11,662	$ 16,859
Bank loans current	11,662	14,827
Bank loans non current	0	0
Secured Bank Loans [Member]
Bank loans Carrying Amount	13,653	14,827
Bank loans current	13,653	16,859
Bank loans non current	$ 0	$ 0
Secured Bank Loans [Member] | Top
Interest rate	6.09%	7.40%
Secured Bank Loans [Member] | Bottom
Interest rate	2.10%	2.10%